PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

9.PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2011	2012
	RMB	RMB	US$

Buildings	330,802	345,359	55,434
Machinery	18,411	21,620	3,470
Office equipment	14,394	15,388	2,470
Motor vehicles	56,938	70,656	11,341
	420,545	453,023	72,715
Less: accumulated depreciation	(95,237)	(115,724)	(18,575)

Property and equipment, net	325,308	337,299	54,140

Construction in progress	-	223,401	35,859

Total	325,308	560,700	89,999

Depreciation expense related to property and equipment was RMB13,729, RMB16,560 and RMB23,328 (US$3,745) for the years ended December 31, 2010, 2011 and 2012, respectively.

Construction in progress as of December 31, 2012 represents expenditures for buildings under construction which are not yet ready for their intended use as of year-end, including the construction of an FAW-Volkswagen store, an Audi store, and a second-hand vehicle center as well the reconstruction and extension of existing stores. Interest amounting to RMB10,966 (US$1,760) was capitalized in construction in process as of December 31, 2012.

Depreciation expenses have been reported in the following accounts:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$

Cost of goods sold	5,179	5,669	7,750	1,244
Selling, marketing and distribution expenses	6,968	5,917	8,246	1,324
General and administrative expenses	1,582	4,974	7,332	1,177

	13,729	16,560	23,328	3,745

As of December 31, 2011 and 2012, short-term loans amounting to RMB158,590 and RMB76,450 (US$12,271) were secured by the pledge of buildings of the Group with an aggregate net carrying value of RMB45,725 and RMB44,368 (US$7,122), respectively.

As of December 31, 2011 and 2012, the Group has not obtained the ownership certificates related to certain buildings with a carrying value of RMB216,491 and RMB222,760 (US$35,755), respectively.